MATERIAL ACCOUNTING POLICY INFORMATION	9 Months Ended
Dec. 31, 2024
MATERIAL ACCOUNTING POLICY INFORMATION
MATERIAL ACCOUNTING POLICY INFORMATION

2. MATERIAL ACCOUNTING POLICY INFORMATION

The principal accounting policies applied in the preparation of these Financial Statements are described below. These policies have been consistently applied for all years presented, unless otherwise stated.

(a) Statement of compliance

These Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) and the International Financial Reporting Interpretations Committee (“IFRIC”) effective for the Company’s reporting year ended March 31, 2024. These Financial Statements do not include all of the information and footnotes required by International Financial Reporting Standards (“IFRS”) for complete financial statements for year-end reporting purposes. These Financial Statements should be read in conjunction with the Company’s consolidated financial statements as at and for the year ended March 31, 2024. Results for the reporting period ended December 31, 2024 are not necessarily indicative of future results. The accounting policies and methods of computation applied by the Company in these Financial Statements are the same as those applied by the Company in its more recent annual financial statements, which are filed under the Company’s profile on SEDAR at www.sedarplus.com

The Board of Directors of the Company authorized these Financial Statements for issuance on February 26, 2025.

(b) Basis of presentation

These Financial Statements have been prepared on a historical cost basis, except for certain financial instruments classified as fair value through other comprehensive income, which are reported at fair value. In addition, these Financial Statements have been prepared using the accrual basis of accounting, except for cash flow information.

Certain comparative amounts have been reclassified to conform to the presentation adopted in the current period.

(c) Significant accounting estimates and judgements

The preparation of the Financial Statements in conformity with IFRS requires management to make judgements, estimates, and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. Actual results may differ from these estimates.

The impacts of such estimates are pervasive throughout the Financial Statements, and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and future periods if the revision affects both current and future periods. These estimates are based on historical experience, current and future economic conditions and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Specific areas where significant estimates or judgments exist are:

•	assessment of the Company’s ability to continue as a going concern;

•	the determination of categories of financial assets and financial liabilities; and

•	the carrying value and recoverability of the Company’s marketable securities.

(d) Operating segments

The functional and presentational currency of the Company is the Canadian Dollar (“CAD”).

Transactions in currencies other than the functional currency of the Company are recorded at the rates of exchange prevailing on the dates of transactions. At each financial position reporting date, monetary assets and liabilities that are denominated in foreign currencies are translated at the rates of exchange prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not re-translated. Gains and losses arising on translation are included in profit or loss for the year.